Commitments (Tables)	12 Months Ended
Aug. 31, 2023
Commitments
Summary of amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years

$
2024	10,943,420

Summary of undiscounted lease commitments

$
2024	67,675
2025	163,774
2026	167,049
2027 and thereafter	446,736